Per Share Data	12 Months Ended
Dec. 31, 2011
Per Share Data
Per Share Data

5.    Per Share Data

            We determine basic earnings per share based on the weighted average number of shares of common stock outstanding during the period and we consider any participating securities for purposes of applying the two-class method. We determine diluted earnings per share based on the weighted average number of shares of common stock outstanding combined with the incremental weighted average shares that would have been outstanding assuming all dilutive potential common shares were converted into shares at the earliest date possible. The following table sets forth the computation of our basic and diluted earnings per share.

	For the Year Ended December 31,
	2011	2010	2009
Net Income attributable to Common Stockholders — Basic	$1,021,462	$610,424	$283,098
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	39	97	50

Net Income attributable to Common Stockholders — Diluted	$1,021,501	$610,521	$283,148

Weighted Average Shares Outstanding — Basic	293,504,064	291,076,008	267,054,946
Effect of stock options	69,408	274,460	315,897
Effect of contingently issuable shares from stock dividends	—	—	1,101,307

Weighted Average Shares Outstanding — Diluted	293,573,472	291,350,468	268,472,150

            For the year ending December 31, 2011, potentially dilutive securities include stock options, units that are exchangeable for common stock and long-term incentive performance, or LTIP units, granted under our long-term incentive performance programs that are convertible into units and exchangeable for common stock. The only securities that had a dilutive effect for the year ended December 31, 2011 and 2010 were stock options. The only securities that had a dilutive effect for the year ended December 31, 2009 were stock options and contingently issuable shares from stock dividends.

            We accrue dividends when they are declared. The taxable nature of the dividends declared for each of the years ended as indicated is summarized as follows:

	For the Year Ended December 31,
	2011	2010	2009
Total dividends paid per common share	$3.50	$2.60	$2.70

Percent taxable as ordinary income	98.30%	53.82%	99.3%
Percent taxable as long-term capital gains	1.70%	39.68%	0.7%
Percent nontaxable as return of capital	—	6.50%	—

	100.0%	100.0%	100.0%